Financial Statement Details - Tangible Long-lived Assets by Country (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Long-Lived Assets	$ 770.8	$ 560.6
Long Lived Assets Held-for-sale [Line Items]
Long-Lived Assets	770.8	560.6
United States
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Long-Lived Assets	758.2	552.4
Long Lived Assets Held-for-sale [Line Items]
Long-Lived Assets	758.2	552.4
China
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Long-Lived Assets	2.6	2.7
Long Lived Assets Held-for-sale [Line Items]
Long-Lived Assets	2.6	2.7
Other
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Long-Lived Assets	10.0	5.5
Long Lived Assets Held-for-sale [Line Items]
Long-Lived Assets	$ 10.0	$ 5.5